Leases (Details) - Schedule of Changes in Right of Use Asset - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance	$ 1,705,710		$ 1,605,093		$ 1,605,093		$ 1,403,609		$ 1,113,150
Additions	206,487	[1]	272,099	[1]	(10,552)	[2]	146,513	[3]	124,027
Terminated contracts	(46,560)		(16,393)		(483,698)		(483,201)		(627,386)
Amortization	(192,544)		(194,645)		(45,193)		(61,014)		(116,135)
Exchange rate variation	(88,379)		55,114		(388,772)		(347,389)		(305,843)
Ending Balance	1,584,714		1,721,268		61,436		(19,875)		(38,976)
Growing facilities [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance	805,370		823,989		823,989		610,411		489,766
Additions	54,362	[1]	103,050	[1]	(10,552)	[2]	143,298	[3]
Terminated contracts	(25,005)		(9,945)		(146,905)		(224,140)		(323,387)
Amortization	(80,297)		(85,493)		(16,458)		(39,393)		(94,040)
Exchange rate variation	(52,080)		30,880		(167,078)		(130,460)		(99,139)
Ending Balance	702,350		862,481		28,564		15,993		(9,563)
Buildings [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance	532,104		426,996		426,996		396,209		304,791
Additions	97,639	[1]	101,596	[1]		[2]	63	[3]	43,273
Terminated contracts	(14,271)		(4,481)		(190,185)		(127,081)		(135,572)
Amortization	(45,195)		(40,213)		(26,573)		(4,310)		(11,002)
Exchange rate variation	(25,045)		18,305		(83,876)		(63,189)		(59,402)
Ending Balance	545,232		502,203		25,372		(28,858)		(17,023)
Vehicles (land) [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance	223,720		201,655		201,655		220,607		152,437
Additions	23,502	[1]	45,417	[1]		[2]	585	[3]	74,399
Terminated contracts	(821)		(664)		(94,448)		(84,994)		(82,392)
Amortization	(36,059)		(36,998)		(884)		(8,486)		(7,895)
Exchange rate variation	(1,245)		853		(72,532)		(88,730)		(78,514)
Ending Balance	209,097		210,263		1,033		(7,315)		(2,212)
Machinery and equipment [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance	90,101		104,890		104,890		124,304		124,034
Additions	29,864	[1]	17,592	[1]		[2]	1,743	[3]	390
Terminated contracts	(2,924)		(1,058)		(33,933)		(37,953)		(59,438)
Amortization	(22,743)		(25,441)		(1,120)		(4,349)		(2,376)
Exchange rate variation	(5,682)		2,911		(51,140)		(54,279)		(55,944)
Ending Balance	88,616		98,894		3,538		(482)		(1,238)
Operating plants [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance	19,695		18,706		18,706		20,358		21,169
Additions	518	[1]	3,866	[1]		[2]		[3]	899
Terminated contracts	(3,432)		(128)		(6,061)		(6,269)		(4,359)
Amortization	(2,549)		(3,191)		(138)		(4,396)		(797)
Exchange rate variation	(1,932)		1,505		(6,317)		(4,492)		(3,655)
Ending Balance	12,300		20,758		1,383		967		(1,617)
Land [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance	19,186		19,641		19,641		19,698		15,840
Additions	602	[1]	578	[1]		[2]	824	[3]	5,066
Terminated contracts					(1,438)		(2,761)		(324)
Amortization	(1,300)		(1,268)		(24)		(14)		(16)
Exchange rate variation	(777)		9		(2,604)		(2,754)		(1,812)
Ending Balance	17,711		18,960		735		(922)		296
Computer equipment [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance	15,534		9,216		9,216		12,007		5,091
Additions		[1]		[1]		[2]		[3]
Terminated contracts	(107)		(117)		(10,728)		(3)		(21,910)
Amortization	(4,401)		(2,041)		4		(52)		(9)
Exchange rate variation	(1,618)		651		(5,225)		(3,482)		(7,369)
Ending Balance	$ 9,408		$ 7,709		$ 811		$ 740		$ (7,616)

[1]	The additions for each line are presented net of PIS and COFINS.
[2]	Refers to the business combination adjustment of the acquisition of TriOak acquired during the 2022 financial year.
[3]	Refers to Rivalea’s, which was acquired during the first quarter of 2022.